THE PRIVATE SHARES FUND

Schedule of Investments

September 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 41.5%
3D PRINTING — 0.2%
Carbon, Inc.	Jun 2019	158,853	$2,125,214	$1,598,061
ADVERTISING — 2.7%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	381,668
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	21,634,874
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,870,304
			19,140,858	24,886,846
AEROSPACE — 6.0%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	4,476,651
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	9,926,378
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	40,356,960
			22,486,741	54,759,989
AGTECH — 0.2%
Farmer's Business Network, Inc.	Sep 2021	119,676	5,042,625	1,845,404
ANALYTICS/BIG DATA — 5.4%
Content Square SAS	Dec 2023	544,905	3,740,557	5,083,964
Dataminr, Inc.	Sep 2015	567,043	6,559,226	12,900,228
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	4,844,400
Dremio Corp.(c)	Dec 2021	166,664	1,030,883	913,319
INRIX, Inc.	May 2014	133,238	3,026,250	5,627,973
SingleStore, Inc.	May 2020	2,148,366	10,359,604	13,126,516
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,214,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	4,327,723
			31,880,678	49,038,123
ARTIFICIAL INTELLIGENCE — 3.8%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,540,000
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	8,129,493
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	14,221,329
			24,290,035	34,890,822
CLEAN TECHNOLOGY — 0.1%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	481,667
E-COMMERCE — 1.0%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	760,724	497,214
CaaStle, Inc.	Mar 2022	1,174,400	3,057,263	8,232,544
			3,817,987	8,729,758
EDUCATION — 1.1%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	5,146,825	3,491,498
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	6,768,900
			8,576,025	10,260,398

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 41.5% (Continued)
Enterprise Software — 3.0%
Automation Anywhere, Inc.	Jul 2021	189,449	$4,019,940	$1,905,857
Docker, Inc.	May 2017	2,500	531,250	22,500
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	15,737,220
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	6,269,068
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,438,353
Trax, Ltd.	Mar 2020	149,970	5,100,000	2,410,018
			24,292,924	27,783,016
Finance/Payments — 5.2%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	24,505,618
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	12,391,540
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	4,343,261
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	3,544,794
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	58,591
Upgrade, Inc.	Apr 2022	661,053	2,900,002	2,650,823
			30,595,872	47,494,627
FoodTech — 0.7%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	6,143,662
Games — 1.2%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	10,587,334
Healthcare/Biotech — 2.3%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,910,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	6,440,069
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	9,999,900
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	653,481
			24,861,588	21,003,450
Security — 5.9%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,456,420	22,301,725
Contrast Security, Inc.	Sep 2022	31,250	255,000	338,750
Exabeam, Inc.	Jul 2021	47,858	1,396,977	369,942
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	19,252,348
Malwarebytes, Inc.	Dec 2019	134,900	809,400	1,349,000
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,449,370
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,363,200
			40,637,073	53,424,335
Software — 2.3%
Discord, Inc.(c)	Dec 2021	45,694	18,405,998	19,819,316
Roofstock, Inc.	Jun 2024	127,231	6,130,637	1,160,400
			24,536,635	20,979,716

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 41.5% (Continued)
TRANSPORTATION — 0.4%
Flexport, Inc.	Jul 2022	538,387	$7,256,025	$3,757,941
TOTAL COMMON STOCK IN PRIVATE COMPANIES			283,937,456	377,665,149

PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.7%
ADVERTISING — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	138,000
AEROSPACE — 6.1%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	4,882,448
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	17,770,995
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,688,088
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	6,658,862
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,423,271
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	9,926,378
Voyager Space Holdings, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	8,416,113
Voyager Space Holdings, Inc., Preferred Series C	Mar 2024	11,410	499,986	499,986
			46,932,576	55,266,141
AGTECH — 1.5%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	3,000,000
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	128,704	10,199,946	5,037,474
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	5,444,931
			18,439,946	13,482,405
ANALYTICS/BIG DATA — 2.4%
Content Square SAS, Preferred Series F	Dec 2023	160,410	1,693,701	2,258,573
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	10,807,205	13,425,804
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	455,000
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	1,990,534
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,120,000	3,315,334
			17,685,117	21,445,245
ARTIFICIAL INTELLIGENCE — 3.6%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	16,895,170
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	582,637
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	3,524,441
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	5,694,797
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	794,950
X.AI Corp., Preferred Series B	May 2024	417,710	5,150,000	4,999,989
			32,450,067	32,491,984
CLEAN TECHNOLOGY — 0.4%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	2,890,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	983,096
			2,019,999	3,873,096

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.7% (Continued)
CONSUMER WEB — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	$100,012	$118,539
E-COMMERCE — 8.7%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	668,206	436,744
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	9,289
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	568,401
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	898,946
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	923,102
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,801,270	8,110,608	12,626,903
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	10,044,065
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	34,658,362
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	15,895,913
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	3,452,570
			44,622,822	79,514,295
EDUCATION — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	988,672
ENTERPRISE SOFTWARE — 4.5%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	2,488,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,951,405
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,617,338
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	7,317,400
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	5,078,802
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	15,288,454
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,099,950	2,985,007
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	937,310
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,766,595
			37,981,012	41,430,811

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.7% (Continued)
FINANCE/PAYMENTS — 5.7%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	$3,999,999	$5,351,968
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	5,000,002
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	6,848,220
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	8,287,220
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	8,833,855
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	2,257,230
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	15,510
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	13,960
Ripple Labs, Inc., Preferred Series A	Dec 2018	42,000	504,000	2,346,960
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	13,192,900
			53,817,380	52,147,825
FOODTECH — 1.2%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	6,584,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	3,140,487
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	1,092,339
			9,130,000	10,816,826
HARDWARE — 0.4%
Hydrow, Inc., Preferred Series D	Feb 2022	435,304	4,999,989	3,800,204
HEALTHCARE/BIOTECH — 2.8%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	234,940
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,353,723
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	280,230	9,964,788	15,538,754
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	499,950
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	6,405,120
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	374,850
			22,670,040	25,407,337
SECURITY — 3.0%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	8,981,092
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	12,624,220
Cybereason, Inc., Preferred Series F(c)	Jul 2021	1,510,600	7,631,457	2,537,808
Exabeam, Inc., Preferred Series A	Nov 2020	80,000	1,020,000	618,400
Exabeam, Inc., Preferred Series F-1	Jun 2023	6,642	193,878	129,519
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,101,200
			28,723,136	26,992,239
SOFTWARE — 2.5%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	6,566,021
Tradeshift Holdings, Inc., Preferred Series E	Jun 2021	910,183	6,527,786	15,964,610
			16,527,776	22,530,631

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 45.7% (Continued)
TRANSPORTATION — 2.8%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	$341,068	$518,971
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,238,647
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	621,190
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	4,049,552
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	487,134
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	576,639
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,415,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,274,227
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	5,988,304
			30,233,766	25,169,664
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			372,629,027	415,613,914

CONVERTIBLE NOTES OF PRIVATE COMPANIES(a) — 5.2%
AGTECH — 0.0%
Farmer's Business Network, Inc., 15.00% 9/28/2025	Sep 2023	$350,000	350,000	350,000
ARTIFICIAL INTELLIGENCE — 0.4%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,308,200
HOSTING/STORAGE — 1.1%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,476,362	10,476,362	10,491,287
SOFTWARE — 1.6%
Tradeshift Holdings, Inc., 6.00% 11/22/2023(d),(e)	Nov 2021	$5,484,499	3,059,144	5,805,585
Tradeshift Holdings, Inc., 7.00% 3/25/2024(d)	Mar 2022	$5,502,558	2,964,506	5,805,585
Tradeshift Holdings, Inc., 12.00% 4/3/2025	Apr 2023	$2,626,824	2,626,824	2,240,232
Tradeshift Holdings, Inc., 0.00% 9/5/2026	Sep 2024	$500,000	500,000	500,000
			9,150,474	14,351,402
TRANSPORTATION — 2.1%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	252,362	415,007
Neutron Holdings, Inc. (d.b.a. Lime), 5.50% 10/29/2025(e)	Oct 2021	$17,058,904	17,058,904	18,458,787
			17,311,266	18,873,794
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			40,288,102	47,374,683

WARRANTS OF PRIVATE COMPANIES(a),(b) — 0.3%
ANALYTICS/BIG DATA — 0.0%
Content Square SAS, Exercise Price $0.0001, Exercise Date 6/11/2025	Dec 2023	14,553	153,658	204,905

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

	Acquisition Date	Units/ Commitment	Cost	Fair Value

WARRANTS OF PRIVATE COMPANIES(a),(b) — 0.3% (Continued)
SOFTWARE — 0.3%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	$2,425,355	$596,493
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	1,192,987
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	596,494
			9,534,251	2,385,974
TRANSPORTATION — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	24,904
TOTAL WARRANTS OF PRIVATE COMPANIES			9,688,716	2,615,783

SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES(a),(b) — 0.1%
AEROSPACE — 0.1%
Xplore, Inc.	Feb 2022	1,000,000	1,000,000	1,000,000
ARTIFICIAL INTELLIGENCE — 0.0%
Cubefabs, Inc.	Nov 2023	250,000	250,000	250,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			1,250,000	1,250,000

SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS(a),(b) — 0.4%
PRIVATE FUNDS — 0.4%
Northgate Growth Fund III	Dec 2022		3,450,000	3,489,140
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS			3,450,000	3,489,140

SHORT-TERM INVESTMENTS — 6.8%
MUTUAL FUNDS — 6.8%
Goldman Sachs Government Fund, 4.77% (f)			8,921,411	8,921,411
UMB Money Market II Special, 4.68% (f)			52,832,939	52,832,939

TOTAL SHORT-TERM INVESTMENTS			61,754,350	61,754,350

TOTAL INVESTMENTS — 100.0%			772,997,651	909,763,019
Other assets less liabilities — 0.0%				409,631

NET ASSETS — 100.0%				$910,172,650

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2024 (Unaudited)

(a)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of September 30, 2024 restricted securities represented 93.2% of the net assets of the Fund.

(b)	Equity positions are non-income producing and debt positions are income producing.

(c)	These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	These Notes will be converted upon the agreement of legally binding documentation between the Company and HSBC (“HSBC”) with respect to the joint venture between the Company and HSBC (the “HSBC Transactions”), into the right to receive a number of shares of Series E Preferred Stock at the closing of the joint venture between the Company and HSBC (the “Tranche 2 Closing”) equal to the outstanding principal amount of these Notes and all accrued and unpaid interest on these Notes (including PIK interest).

(e)	Denotes a variable rate security. The rate shown is the current interest rate as of September 30, 2024.

(f)	Represents the 7-day effective yield as of September 30, 2024.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France respectively.